Organization and Nature of the Business (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Jul. 17, 2024 USD ($) shares	Jul. 01, 2024 USD ($) $ / shares shares	Jun. 20, 2024	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) item shares	Jun. 30, 2024 shares	Mar. 13, 2024 item
Organization and Nature of the Business
Number of wholly owned subsidiaries | item					2		2
Reverse stock split ratio			0.2139
Preferred stock conversion ratio		0.2139
Common stock, shares authorized		500,000,000
Preferred stock, shares authorized		50,000,000		50,000,000	0	50,000,000
Net loss | $				$ 294,233	$ 154,993
Cash used in operating activities | $				255,078	129,975
Accumulated deficit | $				(658,551)	$ (364,318)
Cash, cash equivalents and marketable securities | $				$ 288,300
Class A common stock
Organization and Nature of the Business
Redeemable convertible preferred stock		28,855,656
Common stock, shares authorized					125,000,000
Class B common stock
Organization and Nature of the Business
Redeemable convertible preferred stock		7,184,908
Common stock, shares authorized					85,960,088
Voting common stock
Organization and Nature of the Business
Common stock, shares authorized		492,815,092		492,815,092	125,000,000	492,815,092
Non-voting common stock
Organization and Nature of the Business
Common stock, shares authorized		7,184,908		7,184,908	85,960,088	7,184,908
IPO
Organization and Nature of the Business
Number of shares issued and sold		13,125,000
Issue price per share | $ / shares		$ 16
Net proceeds after deducting underwriting discounts and commissions | $		$ 193,300
Percentage of ownership held by investor	5.00%
Additional number of shares purchased	2,500,000
Payments of underwriting discounts and commission | $		$ 16,700
Concurrent Private Placement
Organization and Nature of the Business
Aggregate gross and net proceeds | $	$ 40,000